Allowance for credit losses	6 Months Ended
Jun. 30, 2025
Credit Loss [Abstract]
Allowance for credit losses	Allowance for credit losses
Movements in the allowance for credit losses during the six months ended June 30, 2025 and 2024 were as follows:

	Six Months Ended June 30,
	2025				2024
	Investment in finance leases	Notes receivable	Loans receivable	Total	Total
Allowance for credit losses at beginning of period	$10,168	$200,343	$478	$210,989	$33,887
Current period decrease in provision for expected credit losses	(213)	(25,411)	(227)	(25,851)	(362)
Allowance for credit losses at end of period	$9,955	$174,932	$251	$185,138	$33,525
During the six months ended June 30, 2025, we decreased our credit loss provision by $26 million, net, primarily reflecting a decrease in our provision with respect to notes receivable.